Shareholders' equity - Additional Information (Detail)								1 Months Ended			6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended										6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 2013 Offering [Member]	Jun. 30, 2013 2012 Offering [Member]	Dec. 31, 2012 2012 Offering [Member]	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Aug. 21, 2013 Class A Common Shares [Member] Subsequent Events [Member]	Jun. 30, 2013 Class A Common Shares [Member] Sponsor [Member]	Dec. 31, 2012 Class A Common Shares [Member] Sponsor [Member]	Jun. 30, 2013 Class A Common Shares [Member] 2013 Offering [Member]	Jun. 30, 2012 Class A Common Shares [Member] 2012 Offering [Member]	Dec. 31, 2012 Class A Common Shares [Member] 2012 Offering [Member]	Aug. 21, 2013 Class A Common Shares [Member] IPO [Member] Subsequent Events [Member]	Jun. 30, 2013 Class B Common Shares [Member] Vote	Dec. 31, 2012 Class B Common Shares [Member] Vote	Feb. 28, 2013 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Feb. 28, 2013 Class B Common Shares [Member] Subsequent Events [Member] 2,770 Property Contribution [Member]	Dec. 31, 2012 Class B Common Shares [Member] Pro Forma [Member]	Jun. 30, 2013 Class B Common Shares [Member] Sponsor [Member]	Dec. 31, 2012 Class B Common Shares [Member] Sponsor [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2012 Offering [Member]	Jun. 30, 2013 Class A Units [Member] Sponsor [Member]	Dec. 31, 2012 Class A Units [Member] Sponsor [Member]	Jun. 30, 2013 Class A Units [Member] Operating Partnership [Member]	Dec. 31, 2012 Class A Units [Member] Operating Partnership [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares sold											46,718,750	35,360,898	35,360,898
Board of trustees approval extension period	180 days	6 months
Percentage of common shares outstanding											75.00%	75.00%	75.00%
Common shares sold in connection with the IPO								55,422,794						6,617,647
Common stock issued in connection with investment																					635,075	667
Common shares entitled to vote															50	50
Voting interest			30.00%	30.00%	30.00%
Percentage of units outstanding									2.90%	8.50%																90.42%	99.92%
Units outstanding																								13,787,292	32,668	143,855,792	38,697,333
Stock split conversion ratio																										1
Preferred stock authorized		100,000,000
Preferred stock issued		0
Preferred stock outstanding		0
Common shares outstanding						129,433,425	38,663,998								635,075	667				635,075	635,075	667
Common shares issue to sponsor						129,433,425	38,663,998						3,300,000		635,075	667	634,408	634,408	634,408	635,075			667